UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number    811-23201

                    Versus Capital Real Assets Fund LLC

(Exact name of registrant as specified in charter)

5555 DTC Parkway, Suite 330

                                 Greenwood Village, CO 80111

(Address of principal executive offices) (Zip code)

Mark D. Quam

c/o Versus Capital Advisors LLC

5555 DTC Parkway, Suite 330

                    Greenwood Village, CO 80111

(Name and address of agent for service)

COPY TO:

Alan Hoffman, Esq.

Winston & Strawn LLP

200 Park Avenue

New York, New York 10166-4193

Registrant’s telephone number, including area code:     (303) 895-3773

Date of fiscal year end:  March 31

Date of reporting period:  September 30, 2019

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

VERSUS CAPITAL

REAL ASSETS FUND LLC

Semi-Annual Report

September 30, 2019

VERSUS CAPITAL ADVISORS LLC

This report is for shareholders of Versus Capital Real Assets Fund LLC. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Fund. Shares of the Fund are distributed by Foreside Funds Distributors LLC, Berwyn, Pennsylvania.

Important Information:

Intent to adopt alternate shareholder report delivery option under SEC Rule 30e-3

Beginning in April, 2021, as permitted by regulations adopted by the SEC, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (https://www.versuscapital.com/investment-funds/vcrrx), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting your financial intermediary (such as an investment adviser, broker, bank or trust company) or, if you are a direct investor, by calling the Fund (toll-free) at (877) 200-1878 or by sending an email request to the Fund at info@versuscapital.com.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you may contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you may call the Fund (toll-free) at (877) 200-1878 or by sending an email request to the Fund at info@versuscapital.com to let the Fund know you wish to continue receiving paper copies of your reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held in your account if you invest directly with the Fund.

Economic and market conditions change frequently.

There is no assurance that the trends described in this report will continue or commence.

Privacy Notice

This notice describes the Fund’s privacy policy. The Fund is committed to protecting the personal information that it collects about individuals who are prospective, former or current investors. The Fund collects personal information for business purposes to process requests and transactions and to provide customer service. “Personal Information” is obtained from the following sources:

•	Investor applications and other forms, which may include your name(s), address, social security number or tax identification number.

•	Written and electronic correspondence, including telephone contacts; and

•

Transaction history, including information about the Fund’s transactions and balances in your accounts with the Fund or its affiliates or other holdings of the Fund and any affiliation with the Adviser and its subsidiaries.

The Fund limits access to Personal Information to those employees who need to know that information in order to process transactions and service accounts. Employees are required to maintain and protect the confidentiality of Personal Information. The Fund maintains physical, electronic and procedural safeguards to protect Personal Information.

The Fund may share Personal Information described above with the Adviser and its various other affiliates or service providers for business purposes, such as to facilitate the servicing of accounts. The Fund may share the Personal Information described above for business purposes with a non-affiliated third party only if the entity is under contract to perform transaction processing, servicing or maintaining investor accounts on behalf of the Fund. The Fund may also disclose Personal Information to regulatory authorities or otherwise as permitted by law. The Fund endeavors to keep its customer files complete and accurate. The Fund should be notified if any information needs to be corrected or updated.

VERSUS CAPITAL REAL ASSETS FUND LLC

Portfolio of Investments – September 30, 2019 (Unaudited)

Shares		Value

Private Investment Funds(a) - 57.2%

	Diversified - 57.2%
—	AMP Capital Diversified Infrastructure Trust(b)	$24,307,265
24,396,573	AMP Capital Infrastructure Debt Fund III	25,430,500
8,957	Blackstone Infrastructure Partners LP	8,842,826
136,065	BTG Pactual Open Ended Core US Timberland Fund LP(c)(d)	157,412,355
—	Ceres Farmland Holdings LP(e)(f)	105,834,000
24,112,380	Global Dividend Infrastructure Fund	38,661,790
21,634	Hancock Timberland and Farmland Fund LP(e)	22,179,295
115,770	Harrison Street Social Infrastructure Fund LP(d)(g)	124,398,096
—	IFM Global Infrastructure Fund (Offshore) LP(h)	27,276,750
—	IFM US Infrastructure Debt Fund, LP(i)	9,830,800
60,903,438	IIF Hedged LP	58,438,925
34,599	Jamestown Timberland Fund(d)(j)	35,561,884
80,000,000	RMS Evergreen Forestland Fund LP(d)	81,111,200
5,054	UBS AgriVest Farmland Fund, Inc.	10,062,715
67,076	US Core Farmland Fund LP(d)(j)	80,997,743
—	Versus Capital Real Assets Sub-REIT II LLC(d)(k)(l)(m)	1,331,554
—	Versus Capital Real Assets Sub-REIT LLC(d)(k)(l)(m)	32,411,610

	Total Private Investment Funds	844,089,308

	(Cost $801,019,826)
Common Stocks - 19.4%

	Agricultural Chemicals - 1.0%
114,804	CF Industries Holdings, Inc.	5,648,356
78,046	Mosaic Co.	1,599,943
100,324	Nutrien, Ltd.	4,997,837
30,778	Nutrien, Ltd.	1,535,207
29,381	Yara International ASA	1,265,324

		15,046,667

	Agricultural Operations - 1.1%
153,666	Archer-Daniels-Midland Co.	6,311,063
38,399	Bunge, Ltd.	2,174,151
46,776	Genus, PLC	1,605,766
2,615,200	Golden Agri-Resources, Ltd.	425,728
87,700	Hokuto Corp.	1,609,219
682,400	IOI Corp. Bhd	722,004
139,600	Kuala Lumpur Kepong Bhd	769,517
18,427	Limoneira Co.	338,320
824,300	Sime Darby Plantation Bhd	931,201
231,300	SLC Agricola SA	996,467

		15,883,436

	Airport Development/Maintenance - 0.6%
677,741	Auckland International Airport, Ltd.	3,883,282
14,000	Flughafen Zurich AG	2,592,255
10,900	Grupo Aeroportuario Del Sureste SAB De CV	1,662,250

		8,137,787

	Building & Construction-Miscellaneous - 0.2%
83,697	Ferrovial SA	2,418,398
10,701	Louisiana-Pacific Corp.	263,031
7,450	Simpson Manufacturing Co., Inc.	516,806

		3,198,235

	Building Production-Wood - 0.1%
28,910	Masco Corp.	1,204,969
12,557	Stella-Jones, Inc.	366,895

Shares		Value

	Building Production-Wood - (continued)
4,852	Universal Forest Products, Inc.	$193,498

		1,765,362

	Building-Heavy Construction - 0.3%
6,424,430	China Tower Corp., Ltd. 144A	1,459,036
24,300	Vinci SA	2,617,335

		4,076,371

	Chemicals-Diversified - 0.2%
22,747	FMC Corp.	1,994,457
147,700	Israel Chemicals, Ltd.	739,977
29,200	Sociedad Quimica Y Minera De Chile SA	811,468

		3,545,902

	Containers-Paper/Plastic - 0.3%
110,689	Graphic Packaging Holding Co.	1,632,663
7,788	Packaging Corp. of America	826,307
36,773	Sonoco Products Co.	2,140,556

		4,599,526

	Diversified - 0.8%
14,700	Crown Castle International Corp., REIT	2,043,447
359,919	Weyerhaeuser Co., REIT	9,969,757

		12,013,204

	Electric-Distribution - 0.5%
112,180	Hydro One, Ltd., 144A	2,073,660
31,718	Sempra Energy	4,681,894

		6,755,554

	Electric-Generation - 0.2%
168,800	Engie SA	2,756,084

	Electric-Integrated - 4.9%
127,600	Ameren Corp.	10,214,380
118,600	American Electric Power Co., Inc.	11,111,634
210,700	Chubu Electric Power Co., Inc.	3,049,669
255,067	CLP Holdings, Ltd.	2,679,966
79,951	CMS Energy Corp.	5,112,866
260,709	CPFL Energia SA	2,058,089
520,100	Enel SPA	3,883,729
63,300	Entergy Corp.	7,428,888
145,048	FirstEnergy Corp.	6,995,665
60,994	NextEra Energy, Inc.	14,210,992
83,300	Xcel Energy, Inc.	5,405,337

		72,151,215

	Electric-Transmission - 0.2%
131,500	Red Electrica Corp. SA	2,670,935

	Energy-Alternate Sources - 0.0%
149,000	Sao Martinho SA	677,770

	Fisheries - 0.3%
51,159	Austevoll Seafood ASA	485,011
5,057	Bakkafrost	298,496
124,789	Leroy Seafood Group ASA	757,980
10,900	Maruha Nichiro Corp.	274,604
49,486	Mowi ASA	1,141,736
20,514	Salmar ASA	899,692
177,186	Tassal Group, Ltd.	511,853

		4,369,372

See accompanying notes to portfolio of investments.

VERSUS CAPITAL REAL ASSETS FUND LLC

Portfolio of Investments – September 30, 2019 (Unaudited) (continued)

Shares		Value

	Food-Confectionery - 0.0%
3,900	Hershey Co.	$604,461

	Food-Dairy Products - 0.1%
12,299	Danone SA	1,083,420
12,900	Megmilk Snow Brand Co., Ltd.	310,316

		1,393,736

	Food-Flour & Grain - 0.0%
32,900	Nisshin Seifun Group, Inc.	607,946

	Food-Meat Products - 0.4%
14,700	NH Foods, Ltd.	590,719
30,782	Tyson Foods, Inc.	2,651,561
2,694,000	WH Group, Ltd. 144A	2,412,937

		5,655,217

	Food-Miscellaneous/Diversified - 0.9%
14,044	General Mills, Inc.	774,105
22,717	Ingredion, Inc.	1,856,888
4,400	Kerry Group, PLC	514,589
18,849	Kraft Heinz Co.	526,547
3,200	Mccormick & Co., Inc.	500,160
27,601	Mondelez International, Inc.	1,526,887
52,805	Nestle SA	5,728,897
546,947	Wilmar International, Ltd.	1,476,043

		12,904,116

	Food-Wholesale/Distribution - 0.1%
10,371	Sysco Corp.	823,457

	Forestry - 0.7%
216,245	Interfor Corp. (m)	2,285,112
92,130	Svenska Cellulosa AB SCA	821,529
184,259	West Fraser Timber Co., Ltd.	7,371,195

		10,477,836

	Gas-Distribution - 1.1%
826,906	China Gas Holdings, Ltd.	3,196,761
686,200	National Grid, PLC	7,440,703
105,660	NiSource, Inc.	3,161,347
126,500	Tokyo Gas Co., Ltd.	3,187,507

		16,986,318

	Machinery-Farm - 0.3%
42,230	AG Growth International, Inc.	1,419,089
7,467	AGCO Corp.	565,252
17,938	Deere & Co.	3,025,782

		5,010,123

	Medical-Drugs - 0.2%
19,205	Zoetis, Inc.	2,392,751

	Non-hazardous Waste Disposal - 0.1%
1,797,000	China Water Affairs Group, Ltd.	1,396,294

	Paper & Related Products - 0.3%
60,350	Cascades, Inc.	527,496
30,985	Holmen AB	733,388
19,404	Mondi, PLC	372,129
53,900	Nippon Paper Industries Co., Ltd.	876,856
108,400	Oji Holdings Corp.	505,282
6,534	Smurfit Kappa Group, PLC	195,544
27,500	Suzano SA	223,378

Shares		Value

	Paper & Related Products - (continued)
18,270	UPM-Kymmene OYJ	$540,053

		3,974,126

	Pipelines - 2.0%
41,300	Cheniere Energy, Inc. (m)	2,604,378
207,000	Inter Pipeline, Ltd.	3,632,675
330,400	Kinder Morgan, Inc.	6,809,544
109,800	Pembina Pipeline Corp.	4,070,105
154,600	TC Energy Corp.	8,005,102
199,400	Williams Cos, Inc.	4,797,564

		29,919,368

	Public Thoroughfares - 0.8%
230,200	Atlantia SPA.	5,567,635
485,900	Ecorodovias Infraestrutura E Logistica SA	1,658,278
1,260,500	Jiangsu Expressway Co., Ltd.	1,601,819
315,724	Promotora Y Operadora De Infraestructura SAB De CV	2,823,341

		11,651,073

	Satellite Telecom - 0.1%
111,588	SES SA	2,034,191

	Transport-Rail - 1.2%
17,400	Canadian Pacific Railway, Ltd.	3,866,783
47,500	CSX Corp.	3,290,325
40,900	East Japan Railway Co.	3,899,921
1,014,400	Rumo SA (m)	5,996,140

		17,053,169

	Water - 0.4%
138,191	Aqua America, Inc.	6,195,103

	Total Common Stocks	286,726,705

	(Cost $264,846,793)

Real Estate Investment Trust - 2.8%

	Agricultural Operations - 0.1%
126,000	Farmland Partners, Inc., REIT	841,680

	Public Thoroughfares - 0.6%
901,886	Transurban Group	8,942,221

	REITS-Diversified - 2.1%
43,800	American Tower Corp., REIT	9,685,494
271,485	CatchMark Timber Trust, Inc., REIT	2,896,745
49,800	Gladstone Land Corp., REIT	592,371
228,652	Potlatch Deltic Corp., REIT	9,394,168
327,923	Rayonier, Inc., REIT	9,247,429

		31,816,207

	Total Real Estate Investment Trust	41,600,108

	(Cost $37,024,358)
Par(n)

Corporate Debt - 2.9%

	Pipelines - 2.6%
	Australia Government Bond,
120,000	3.00%, 9/20/2025	120,456
	EPIC Y-Grade Services LP, L + 5.50%,
10,000,000	7.84%, 6/13/2025	9,712,500
	Paradigm midstream LLC, L + 5.25%,
9,562,500	5.25%, 9/5/2024	9,311,484
	Seaport Financing LLC, L + 5.50%,
9,925,000	5.50%, 10/31/2025	9,825,750
	Woodford Express LLC,

See accompanying notes to portfolio of investments.

VERSUS CAPITAL REAL ASSETS FUND LLC

Portfolio of Investments – September 30, 2019 (Unaudited) (continued)

Par		Value

	Pipelines - (continued)
10,433,088	7.12%, 1/27/2025	$9,848,835

		38,819,025

	Sovereign - 0.3%
	Canadian Government Real Return Bond (CAD),
116,993	4.25%, 12/1/2026	114,039
209,408	2.00%, 12/1/2041	214,726
	Denmark Government Bond (DKK),
1,599,107	0.10%, 11/15/2023	249,554
	French Republic Government Bond (EUR),
463,327	1.85%, 7/25/2027	636,825
	Italy Buoni Poliennali Del Tesoro, 144A (EUR),
384,279	0.10%, 5/15/2022	425,753
283,381	2.35%, 9/15/2024	350,104
	New Zealand Government Inflation Linked Bond (NZD),
290,000	3.00%, 9/20/2030	253,527
	Spain Government Inflation Linked Bond (EUR),
365,621	0.30%, 11/30/2021	411,956
	Spain Government Inflation Linked Bond, 144A (EUR),
235,303	1.80%, 11/30/2024	295,761
	Sweden Inflation Linked Bond, 144A (SEK),
515,000	3.50%, 12/1/2028	106,865
	United Kingdom Gilt Inflation Linked (GBP),
313,913	1.88%, 11/22/2022	451,816
199,458	0.75%, 3/22/2034	397,185

		3,908,111

	Total Corporate Debt	42,727,136

	(Cost $43,468,764)

Private Debt - 10.3%
50,000,000	Blackstone CQP Common Holdco LP – 3L +5.0% - 7.80% at 3/31/2019 - 9/30/2024 (a)(l)	51,352,224
	Frija LP
98,874,367	8.75%, 12/31/2022 (a)(l)(o)	101,161,586

	Total Private Debt	152,513,810

	(Cost $152,513,810)
U.S. Treasury Obligations - 0.5%
	U.S. Treasury Inflation Indexed Bonds,
2,262,435	0.13%, 4/15/2020	2,243,861
2,551,014	1.13%, 1/15/2021	2,559,130
729,571	2.38%, 1/15/2025	812,158
1,368,298	2.50%, 1/15/2029	1,652,293

		7,267,442

	Total U.S. Treasury Obligations	7,267,442

	(Cost $7,185,338)

Shares		Value

Short-Term Investments - 5.1%
75,392,061	Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio, 1.85%	$75,392,061
	(Cost $75,392,061)

	Total Investments - 98.2%	1,450,316,570

	(Cost $1,381,450,950)
	Other Assets
	Net of Liabilities - 1.8%	26,370,200

	Net Assets — 100.0%	$1,476,686,770

(a)	Restricted Securities.
(b)	Partnership is not designated in units. The Fund owns approximately 1.6% of this Fund.
(c)	The Fund owns more than 25% of the Private Investment Fund, but has contractually limited its voting interests to less than 5% of total voting interests.
(d)	Affiliated issuer.
(e)	The Fund owns more than 5% of the Private Investment Fund, but has contractually limited its voting interests to less than 5% of total voting interests.
(f)	Partnership is not designated in units. The Fund owns approximately 13.1% of this Fund.
(g)	The Fund owns more than 50% of the Private Investment Fund, but has contractually limited its voting interests to less than 10% of total voting interests.
(h)	Partnership is not designated in units. The Fund owns approximately 0.1% of this Fund.
(i)	Partnership is not designated in units. The Fund owns approximately 3.6% of this Fund.
(j)	The Fund owns more than 50% of the Private Investment Fund, but has contractually limited its voting interests to less than 5% of total voting interests.
(k)	Investment is a wholly-owned and controlled subsidiary that is not designated in units.
(l)	Security value was determined by using significant unobservable inputs.
(m)	Non-income producing security.
(n)	Par values are designated in the local currency.
(o)	Interest is paid in-kind.

Portfolio Abbreviations:

LP - Limited Partnership

PLC - Public Limited Company

REIT - Real Estate Investment Trust

144A – Rule 144A Security

L – 30 Day London Inter-bank Offered Rate

3L – 3 Month London Inter-bank Offered Rate

Foreign Currencies:

AUD - Australian Dollar

CAD - Canadian Dollar

DKK - Danish Krone

EUR - Euro

GBP – United Kingdom Pound Sterling

NZD – New Zealand Dollar

SEK – Swedish Krona

USD – United States Dollar

See accompanying notes to portfolio of investments.

VERSUS CAPITAL REAL ASSETS FUND LLC

Portfolio of Investments – September 30, 2019 (Unaudited) (continued)

Industry	% of Net Assets

Diversified	58.0%
Private Debt	10.3%
Short-Term Investments	5.1%
Electric-Integrated	4.9%
Pipelines	4.6%
REITS-Diversified	2.2%
Public Thoroughfares.	1.4%
Transport - Rail	1.2%
Agricultural Operations	1.1%
Gas - Distribution	1.1%
Agricultural Chemicals	1.0%
All Other Industries	7.3%
Other Assets net of Liabilities	1.8%

Total	100.0%

Forward foreign currency contracts as of September 30, 2019 were as follows:

Currency Purchased	Currency Amount Purchased	Currency Sold	Currency Amount Sold	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
AUD	82,664	USD	56,252	HSBC Bank USA	11/14/19	$—	$372
AUD	37,887	USD	26,000	JP Morgan	11/14/19	—	389
CAD	27,736	USD	21,100	HSBC Bank USA	11/14/19	—	150
GBP	53,887	USD	65,097	HSBC Bank USA	11/14/19	1,279	—
NZD	29,469	USD	19,000	JP Morgan	11/14/19	—	527
USD	115,085	AUD	169,121	HSBC Bank USA	11/14/19	762	—
USD	329,253	CAD	434,383	HSBC Bank USA	11/14/19	1,151	—
USD	250,714	DKK	1,658,096	HSBC Bank USA	11/14/19	7,777	—
USD	63,500	EUR	57,482	HSBC Bank USA	11/14/19	634	—
USD	2,117,590	EUR	1,875,754	HSBC Bank USA	1/15/20	71,471	—
USD	830,236	GBP	687,256	HSBC Bank USA	11/14/19	—	16,313
USD	195,021	NZD	301,323	HSBC Bank USA	11/14/19	6,321	—
USD	106,523	SEK	1,009,904	HSBC Bank USA	11/14/19	3,628	—

Total						$93,023	$17,751

See accompanying notes to portfolio of investments.

VERSUS CAPITAL REAL ASSETS FUND LLC

Statement of Assets and Liabilities

September 30, 2019 (Unaudited)

ASSETS:
Investments:
Non-affiliated investment in securities at cost	$902,456,426
Non-affiliated net unrealized appreciation	34,635,702

Total non-affiliated investment in securities, at fair value	937,092,128

Affiliated investment in securities at cost	478,994,524
Affiliated net unrealized appreciation	34,229,918

Total affiliated investment in securities, at fair value	513,224,442

Cash	2,890,926
Foreign Currency (Cost $712,720)	696,253
Unrealized appreciation on forward foreign currency exchange contracts (a)	93,023
Receivables for:
Investments sold	18,194,947
Dividends and interest	9,484,065
Fund shares sold	2,844,038
Reclaims	243,726

Total receivables	30,766,776
Prepaid expenses	108,800

Total Assets	1,484,872,348

LIABILITIES:
Unrealized depreciation on forward foreign currency exchange contracts (a)	17,751
Payables for:
Investments purchased	3,386,031
Dividends	3,329
Adviser fees, net	4,136,946
Administrative fees	173,418
Audit and tax fees	44,932
Custodian fees	34,345
Directors’ fees	14,243
Legal fees	255,742
Transfer agent fees	30,134
Accrued expenses and other liabilities	88,707

Total Liabilities (b)	8,185,578

NET ASSETS	$1,476,686,770

NET ASSETS consist of:
Paid-in capital	$1,425,121,830
Total distributable earnings	51,564,940

TOTAL NET ASSETS	$1,476,686,770

Net Assets	$1,476,686,770
Shares of beneficial interest outstanding (unlimited authorization)	57,624,957

Net asset value price per share (Net Assets/Shares Outstanding)	$25.63

(a) Primary risk exposure is foreign currency.

(b) See Note 7. Restricted Securities for detail of contingent liabilities related to unfunded commitments.

See accompanying notes to financial statements.

VERSUS CAPITAL REAL ASSETS FUND LLC

Statement of Operations

For the Six Months Ended September 30, 2019 (Unaudited)

Investment Income:
Dividends from non-affiliated investments	$15,219,491
Dividends from affiliated investments	5,243,288
Interest income	7,400,303
Less: foreign taxes withheld	(469,417)

Total Investment Income	27,393,665

Expenses:
Adviser fees (Note 3)	8,015,685
Administrative fees	258,698
Directors’ fees (Note 3)	77,500
Transfer agent fees	52,554
Custodian fees	55,839
Registration fees	103,172
Audit and tax fees	46,923
Legal fees	392,900
Printing fees	59,955
Insurance fees	37,539
Interest fees	49,034
Other expenses	85,584

Total Expenses	9,235,383

Net Investment Income	18,158,282

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on non-affiliated investments	2,797,183
Net realized loss on forward foreign currency transactions (a)	(15,501)
Net realized loss on foreign currency transactions	(4,676)
Net change in unrealized appreciation on non-affiliated investments and foreign currency	10,730,543
Net change in unrealized appreciation on affiliated investments	14,252,602
Net change in unrealized appreciation on forward foreign currency transactions (a)	75,272

Net Realized and Unrealized Gain on Investments	27,835,423

Net Increase in Net Assets Resulting from Operations	$45,993,705

(a)	Primary risk exposure is foreign currency contracts.

See accompanying notes to financial statements.

VERSUS CAPITAL REAL ASSETS FUND LLC

Statement of Changes in Net Assets

	Six Months Ended September 30, 2019 (Unaudited)	Year Ended March 31, 2019

Increase in Net Assets:

From Operations:
Net investment income	$18,158,282	$23,704,409
Net realized gain (loss) on investment securities and foreign currency	2,777,006	(25,145,620)
Net change in unrealized appreciation on investments and foreign currency	25,058,417	39,088,652

Net Increase in Net Assets Resulting From Operations	45,993,705	37,647,441

Distributions to Shareholders from:
Net investment income and net realized gains	(20,935,288)	(12,494,219)
Return of capital	(3,956,153)	(21,925,259)

Total Distributions	(24,891,441)	(34,419,478)

Capital Share Transactions:
Shares issued	193,533,456	564,235,091
Reinvested dividends	5,303,486	7,183,054
Shares redeemed	(67,444,048)	(53,188,005)

Net Increase in Net Assets Resulting From Capital Share Transactions	131,392,894	518,230,140

Total Increase in Net Assets	152,495,158	521,458,103

Net Assets:
Beginning of Period	$1,324,191,612	$802,733,509

End of Period	$1,476,686,770	$1,324,191,612

Share Transactions:
Shares sold	7,618,893	22,417,908
Shares issued in reinvestment of dividends	210,691	286,701
Shares redeemed	(2,671,096)	(2,122,765)

Net Increase in Shares of Beneficial Interest Outstanding	5,158,488	20,581,844

See accompanying notes to financial statements.

VERSUS CAPITAL REAL ASSETS FUND LLC

Statement of Cash Flows

For the Six Months Ended September 30, 2019

Cash Flows Used In Operating Activities:
Net increase in net assets resulting from operations	$45,993,705
Adjustments to Reconcile Net Increase in Net Assets Resulting From Operations to Net Cash Used in Operating Activities:
Purchases of investment securities	(262,074,905)
Proceeds from disposition of investment securities	118,366,682
Net proceeds from short-term investment securities	24,898,416
Change in net unrealized appreciation on securities and foreign currency	(25,058,417)
Net realized gain from investments sold	(2,797,183)
Net realized loss on foreign currency transactions	20,177
Net amortization/(accretion) of premium/(discount)	317,828
Increase in dividends and interest receivable	(5,741,745)
Increase in reclaim receivable	(61,261)
Decrease in prepaid expenses	28,458
Increase in Adviser fees payable, net	535,619
Increase in administration fees payable	77,262
Increase in audit and tax fees payable	9,274
Increase in legal fees payable	173,189
Increase in custodian fees payable	17,522
Decrease in registration fees payable	(14,570)
Decrease in printing fees payable	(7,502)
Increase in transfer agent fees payable	15,602
Decrease in accrued expenses and other liabilities	(30,180)

Net Cash Used in Operating Activities	(105,332,029)

Effect of exchange rate changes on foreign currency	(36,246)
Cash Flows From Financing Activities:
Proceeds from shares sold	194,072,757
Payments of shares redeemed	(67,444,048)
Dividends paid (net of reinvestment of dividends)	(19,584,671)

Net Cash Provided by Financing Activities	107,044,038

Net Increase in Cash	1,675,763

Cash and Foreign Currency:
Beginning of the period	1,911,416

End of the period	$3,587,179

Supplemental Disclosure of Cash Flow Information:
Reinvestment of dividends	$5,303,486

See accompanying notes to financial statements.

VERSUS CAPITAL REAL ASSETS FUND LLC

Financial Highlights

	Six Months Ended September 30, 2019 (Unaudited)		Year Ended March 31, 2019	Period From September 18, 2017 (inception) to March 31, 2018
Net Asset Value, Beginning of Period	$25.24		$25.18	$25.00
Income from Investment Operations:
Net investment income(a)	0.33		0.58	0.17
Net realized and unrealized gain	0.51		0.26	0.11

Total from investment operations	0.84		0.84	0.28

Less Distributions:
From net investment income	(0.38)		(0.28)	(0.02)
From return of capital	(0.07)		(0.50)	(0.08)

Total Distributions	(0.45)		(0.78)	(0.10)

Net Asset Value, End of Period	$25.63		$25.24	$25.18

Total Return Based on Net Asset Value	3.49	%(b)	3.64%	1.12	%(b)

Ratios and Supplemental Data
Net Assets at end of period (000’s)	$1,476,687		$1,324,192	$802,734
Ratios of gross expenses to average net assets	1.32	%(c)	1.33%	1.36	%(c)
Ratios of net expenses to average net assets	1.32	%(c)	1.33%	1.36	%(c)
Ratios of net investment income to average net assets	2.61	%(c)	2.18%	1.26	%(c)
Portfolio turnover rate	10.24	%(b)	18.04%	18.09	%(b)

(a)	Per Share amounts are calculated based on average outstanding shares.
(b)	Not annualized.
(c)	Annualized.

See accompanying notes to financial statements.

VERSUS CAPITAL REAL ASSETS FUND LLC

Notes to Financial Statements

September 30, 2019 (Unaudited)

NOTE 1. ORGANIZATION

Versus Capital Real Assets Fund LLC (the “Fund”) is a Delaware limited liability company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, continuously offered, closed-end management investment company that provides liquidity through a quarterly repurchase policy. The Fund’s investment objective is to achieve long-term Real Returns through current income and long-term capital appreciation with low correlation to the broader public equity and debt markets. “Real Returns” are defined as total returns adjusted for the effects of inflation. The Fund attempts to achieve this objective by investing substantially all of its assets in public and private investments in global infrastructure, timberland and agriculture/farmland (“Real Asset Related Investments”). The Fund may also invest in wholly-owned and controlled subsidiaries (the “Subsidiaries”) that will make direct investments into timberland and agriculture/farmland assets. The Fund will maintain voting control of the Subsidiaries. The Subsidiaries will be real estate investment trusts (“Sub-REITs”) and the Fund shall report its investment in the Sub-REITs in accordance with generally accepted accounting principles. Accordingly, the Fund’s investment in the Sub-REITs shall be valued utilizing the fair value principles outlined within the Fund’s valuation Policy. For purposes of the Fund’s leverage and concentration policies under the Investment Company Act, the assets of the Sub-REITs will be consolidated with the assets of the Fund in order to determine compliance with such policies. Any leverage incurred at the Subsidiaries level will be aggregated with the Fund’s leverage for purposes of complying with Section 18 of the Investment Company Act. For purposes of complying with its fundamental and non-fundamental investment restrictions and policies pursuant to Section 8 of the Investment Company Act, the Fund will aggregate its direct investments with the investments of the Subsidiaries. The Fund was declared effective by the U.S. Securities and Exchange Commission (the “SEC”) on September 18, 2017, (the “Effective Date”) and accordingly, the Fund commenced its investment operations. The Fund is authorized to issue an unlimited number of shares of beneficial interest without par value up to a total of $2 billion.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuation - Consistent with Section 2(a)(41) of the 1940 Act, the Fund prices its securities as follows: Investments in securities that are listed on the New York Stock Exchange (the “NYSE”) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices for the day or, if no ask price is available, at the bid price. Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price as reflected on the tape at the close of the exchange representing the principal market for such securities. If, after the close of a foreign market, but prior to the NYSE close, market conditions change significantly, certain foreign securities may be valued pursuant to procedures established by the Board of Directors (the “Board”).

Debt securities are valued at their mean prices by an independent pricing service using valuation methods that are designed to represent fair value, such as matrix pricing and other analytical pricing models, market transactions and dealer quotations. Debt securities purchased with a remaining maturity of 60 days or less are valued at acquisition cost, plus or minus any amortized discount or premium which approximates fair value. Short-term debt securities, which have a maturity date of 60 days or less, are valued at amortized cost, which approximates fair value.

Investments in open-end mutual funds are valued at their closing net asset value (the “NAV”).

Securities for which market prices are unavailable, or securities for which the Adviser determines that the bid and/or ask price does not reflect market value, will be valued at fair value pursuant to procedures approved by the Board. Circumstances in which market prices may be unavailable include, but are not limited to, trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include recent transactions in comparable securities, information relating to the specific security and developments in the markets. The Fund’s use of fair value pricing may cause the NAV of the Shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of such security.

The Fund invests a significant portion of its assets in Private Investment Funds. The Board has approved procedures pursuant to which the Fund values its investments in Private Investment Funds at fair value. As a general matter, the Fund bases its NAV on valuations of its interests in the Private Investment Funds provided by the managers of the Private Investment Funds and their agents on a quarterly basis. These fair value calculations will involve significant professional judgment by the managers of the Private Investment Funds in the application of both observable and unobservable attributes and the calculated values of the Private Investment Funds themselves or their underlying assets may differ from their actual realizable value or future fair value. Additionally, between the quarterly valuation periods, the NAVs of the Private Investments Funds are adjusted daily based on the estimated total return that each underlying private fund will generate during the current quarter. The Adviser and the Board’s Valuation Committee monitor these estimates regularly and update them as necessary if macro-level considerations or individual fund considerations warrant any adjustments. At the end of the quarter, each Private Investment Fund’s net asset value is adjusted as needed to reflect the actual income and appreciation or depreciation realized by such Private Investment Fund when the quarterly valuations and income are reported by each manager. As of the September 30, 2019 financial statements presented herein, all of the Fund’s investments in Private Investment Funds are reported at the respective NAVs provided by the managers of the Private Investment Funds and their agents which may differ from the valuations used by the Fund in its September 30, 2019 NAV calculation.

VERSUS CAPITAL REAL ASSETS FUND LLC

Notes to Financial Statements

September 30, 2019 (Unaudited) (continued)

The Fund invests a portion of its assets in one or more wholly-owned and controlled subsidiaries that make direct investments into timberland and agriculture/farmland assets. The subsidiaries are each a real estate investment trust. The Board has approved procedures pursuant to which the Fund values its investments in each Sub-REIT at fair value. These fair value calculations will involve significant professional judgment by the Adviser in the application of both observable and unobservable attributes and the calculated values of the Sub-REITs’ themselves or their underlying assets may differ from their actual realizable value or future fair value. Additionally, between the quarterly valuation periods, the NAVs of each Sub-REIT are adjusted daily based on the estimated total return that each asset in each Sub-REIT will generate during the current quarter. The Adviser and the Board’s Valuation Committee monitor these estimates regularly and update them as necessary if macro-level considerations or individual asset changes warrant any adjustments. As of the September 30, 2019 financial statements presented herein, the Fund had investments in two Sub-REITs, which are reported at fair value. At September 30, 2019, Versus Capital Real Assets Sub-REIT LLC owns an alfalfa property in Benton, Colorado fair valued at approximately $16,000,000 and almond properties in Placer and Sutter counties in California fair valued at approximately $14,950,000. Versus Capital Real Assets Sub-REIT II does not own property at September 30, 2019.

The Fund invests a portion of its assets in direct investments and co-investments into real asset related private debt investments. The Board has approved procedures pursuant to which the Fund values its investments in private debt investments at fair value. The Adviser will evaluate each investment’s fair value based on numerous factors, including but not limited to changes in credit risk, construction risk, the financial strength of the borrower, and the debt instrument’s spread to US Treasuries. In accordance with these procedures, the Adviser and the Board shall use their best efforts to ensure that value of each debt investment is adjusted based on the Adviser’s estimate of what actual fair value would be in an active, liquid or established market. Generally, the Fund will carry any private debt investments based upon principal balance plus any accrued interest, but, in certain circumstances, the Fund might value the private debt investments at a discount or a premium to the principal balance of the investment. The Adviser and the Board’s Valuation Committee monitor these estimates regularly and update them as necessary if macro-level considerations or individual asset changes warrant any adjustments.

The Fund may use forward contracts for hedging exposure to foreign currencies.

Due to the inherent uncertainty of determining the fair value of investments that do not have readily available market quotations, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

Fair Value Measurements: The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

•	Level 1 – unadjusted quoted prices in active markets for identical securities

•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, pre-payment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For the six months ended September 30, 2019, there were no transfers in or out of Level 3. A summary of inputs used to value the Fund’s investments as of September 30, 2019 is as follows:

	Total Market Value at 09/30/2019	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs

Private Investment Funds (Sub-REIT)*	$33,743,164	$—	$—	$33,743,164
Common Stocks*	286,726,705	286,726,705	—	—
Real Estate Investment Trust*	41,600,108	41,600,108	—	—
Corporate Debt*	42,727,136	—	42,727,136	—
Private Debt*	152,513,810	—	—	152,513,810
U.S. Treasury Obligations*	7,267,442	—	7,267,442	—
Short-Term Investments*	75,392,061	75,392,061	—	—
Other financial instruments (Forward foreign currency exchange contracts)*	75,272	—	75,272	—

Subtotal	$640,045,698	$403,718,874	$50,069,850	$186,256,974

Private Investment Funds (held at NAV)*	$810,346,144

Total	$1,450,391,842

* See Portfolio of Investments for industry breakout.

VERSUS CAPITAL REAL ASSETS FUND LLC

Notes to Financial Statements

September 30, 2019 (Unaudited) (continued)

At the end of each calendar quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; the existence of contemporaneous, observable trades in the market; and changes in listings or delistings on national exchanges.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Total at 09/30/2019	Private Investment Fund	Private Debt

Balance as of 03/31/2019	$164,649,528	$15,836,839	$148,812,689
Net purchases	21,789,845	17,602,000	4,187,845
Accretion and Amortization	(486,724)	—	(486,724)
Change in unrealized gain	304,325	304,325	—

Balance as of 09/30/2019	$186,256,974	$33,743,164	$152,513,810

For the six months ended September 30, 2019 the total change in unrealized gain on Level 3 securities still held at the end of the period was $304,325.

Investment Income and Securities Transactions - Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income is recorded net of applicable withholding taxes. Interest income is accrued daily. Premiums and discounts are amortized or accreted on an effective yield method on fixed income securities. Dividend income from REIT investments is recorded using management’s estimate of the percentage of income included in distributions received from such investments based on historical information and other industry sources. The return of capital portion of the estimate is a reduction to investment income and a reduction in the cost basis of each investment which increases net realized gain (loss) and net change in unrealized appreciation (depreciation). If the return of capital distributions exceed its cost basis, the distributions are treated as realized gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts. The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and reclaims as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which the Fund invests. Securities are accounted for on a trade date basis. The cost of securities sold is determined and gains (losses) are based upon the specific identification method.

Foreign Currency - Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates at 4:00 p.m. U.S. ET (Eastern Time). Fluctuations in the value of the foreign currencies and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses). Realized gains (losses) and unrealized appreciation (depreciation) on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated in the Statement of Operations from the effects of changes in market prices of those securities, and are included with the net realized and unrealized gain or loss on investment securities.

For the period ended September 30, 2019, the quarterly average value for forward foreign currency exchange purchase contracts was $192,445 and forward foreign currency exchange sale contracts was $2,683,785.

Dividends and Distributions to Shareholders - The Fund will make regular quarterly distributions to shareholders of all or a portion of any dividends or investment income it earns on investments. In addition, the Fund will make regular distributions to the shareholders of all or a portion of capital gains distributed to the Fund by Investment Funds and capital gains earned by the Fund from the disposition of Investment Funds or other investments, together with any dividends or interest income earned from such investments. A portion of any distribution may be a return of capital or from other capital sources.

U.S. Federal Income Tax Information - The Fund intends to qualify each year as a “regulated investment company” under the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains. This policy may cause multiple distributions during the course of the year, which are recorded on the ex-dividend date.

As of and during the six months ended September 30, 2019, the Fund did not have a liability for any unrecognized tax obligations. The Fund recognizes interest and penalties, if any, related to unrecognized tax obligations as income tax expense in the statement of operations. During the period, the Fund did not incur any interest or penalties. The Fund identifies its major tax jurisdiction as U.S. Federal.

Dividends from net investment income and distributions from realized gains are determined in accordance with federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. To the extent these differences are permanent, such amounts are reclassified within the capital accounts at fiscal year end based on the tax treatment; temporary differences do not require such reclassification.

VERSUS CAPITAL REAL ASSETS FUND LLC

Notes to Financial Statements

September 30, 2019 (Unaudited) (continued)

For the year ended March 31, 2019, tax character of the distribution paid by the Fund was approximately $12,494,000 of ordinary income dividends and approximately $21,925,000 of return of capital. For the period ended March 31, 2018, the tax character of the distribution paid by the Fund were approximately $615,000 of ordinary income dividends and approximately $1,907,000 of return of capital. Distribution from net investment income and short-term capital gains are treated as ordinary income for federal income tax purposes.

Net capital losses incurred may be carried forward for an unlimited time period, and retain their tax character as either short-term or long-term capital losses. As of March 31, 2019, the Fund had no capital loss carryovers available to offset future capital gains.

Under federal tax law, capital and qualified ordinary losses realized after October 31 and December 31, respectively, may be deferred and treated as having arisen on the first day of the following fiscal year. For the fiscal year ended March 31, 2019, the Fund elected to defer approximately $18,571,000 in qualified late year losses.

As of September 30, 2019, the gross unrealized appreciation and depreciation and net unrealized appreciation on a tax basis were approximately $80,898,000, ($12,130,000) and $68,768,000, respectively. The aggregate cost of securities for federal income tax purposes at September 30, 2019, was approximately $1,286,365,000.

Guarantees and Indemnifications - In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown and this would involve future claims against the Fund that have not yet occurred. Based on experience, the Fund would expect the risk of loss to be remote.

Use of Estimates - The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities (disclosure of contingent assets and liabilities) at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Management Agreement, Versus Capital Advisors LLC (the “Adviser”) serves as the investment adviser to the Fund. For its services under this agreement, the Fund pays the Adviser an Investment Management Fee at an annual rate of 1.15% of the Fund’s NAV, which accrues daily based on the net assets of the Fund and is paid quarterly. The Fund accrued fees to the Adviser of approximately $8,016,000 for the six months ended September 30, 2019.

The Adviser has retained the services of the following sub-advisers for the Fund: Brookfield Public Securities Group LLC and Lazard Asset Management LLC. The sub-advisers each manage a specified portion of the Fund’s assets to be invested in domestic and international public and private securities, such as common equities, preferred shares and debt investments associated with real assets (including secured debt and mezzanine financing). The Advisor accrued fees to the Investment Managers of approximately $910,000 for the six months ended September 30, 2019 . Fees paid to sub-advisers are based on the average net assets that they manage at an annual rate up to 0.60% and are paid by the Adviser from its Investment Management Fee.

Foreside Funds Distributors LLC, (the “Distributor”) serves as the Fund’s statutory underwriter and facilitates the distribution of Shares.

The Fund pays each Independent Director a fee per annum. In addition, the Fund reimburses each of the Independent Directors for travel and other expenses incurred in connection with attendance at meetings. Each of the Independent Directors is a member of the Audit Committee and/or Nominating Committee. The Chairman of the Audit Committee receives an additional fee per annum. Other members of the Board and executive officers of the Fund receive no compensation. The Fund also reimburses the Adviser for a portion of the compensation that it pays to the Fund’s chief compliance officer.

NOTE 4. INVESTMENT TRANSACTIONS

For the six months ended September 30, 2019, the purchases and sales of investment securities, excluding short-term investments and U.S. Government securities were approximately $248,004,050 and $135,676,487, respectively.

NOTE 5. REPURCHASE OFFERS

The Fund has a fundamental policy that it will make quarterly Repurchase Offers for no less than 5% of its shares outstanding at NAV, unless suspended or postponed in accordance with regulatory requirements (as discussed below), and that each quarterly repurchase pricing shall occur no later than the 14th day after the Repurchase Request Deadline (defined below), or the next Business Day if the 14th is not a Business Day (each a “Repurchase Pricing Date”). In general, the Repurchase Pricing Date occurs on the Repurchase Payment Deadline and settlement occurs 3 days later. Shares will be repurchased at the NAV per Share determined as of the close of regular trading on the NYSE on the Repurchase Pricing Date. Repurchase tenders made during the six months ended September 30, 2019 cumulatively were approximately $67,444,000.

Shareholders will be notified in writing about each quarterly Repurchase Offer, how they may request that the Fund repurchase their shares and the Repurchase Request Deadline, which is the date the Repurchase Offer ends. The Repurchase Request Deadline will be determined by the Board. The time between the notification to shareholders and the Repurchase Request Deadline may vary from no more than 42 days to no less than 21 days. The repurchase price of the shares will be the NAV as of the close of regular trading on the NYSE on the Repurchase Pricing Date. Payment pursuant to the repurchase

VERSUS CAPITAL REAL ASSETS FUND LLC

Notes to Financial Statements

September 30, 2019 (Unaudited) (continued)

will be made to the shareholders within seven days of the Repurchase Pricing Date (the “Repurchase Payment Deadline”). Certain authorized institutions, including custodians and clearing platforms, may set times prior to the Repurchase Request Deadline by which they must receive all documentation they may require relating to repurchase requests and may require additional information. In addition, certain clearing houses may allow / require you to submit your tender request only on the Repurchase Request Deadline.

Shares tendered for repurchase by shareholders prior to any Repurchase Request Deadline will be repurchased subject to the aggregate repurchase amounts established for that Repurchase Request Deadline. Repurchase proceeds will be paid to shareholders prior to the Repurchase Payment Deadline.

The Board, or a committee thereof, in its sole discretion, will determine the number of shares that the Fund will offer to repurchase (the “Repurchase Offer Amount”) for a given Repurchase Request Deadline. The Repurchase Offer Amount, however, will be no less than 5% of the total number of shares outstanding on the Repurchase Request Deadline.

If Share repurchase requests exceed the number of Shares in the Fund’s Repurchase Offer, the Fund may, in its sole discretion (i) repurchase the tendered Shares on a pro rata basis or (ii) increase the number of Shares to be repurchased by up to 2.0% of the Fund’s outstanding Shares. If share repurchase requests exceed the number of shares in the Fund’s Repurchase Offer plus 2% of the Fund’s outstanding shares, the Fund is required to repurchase the shares on a pro rata basis. As a result, tendering shareholders may not have all of their tendered Shares repurchased by the Fund.

A shareholder who tenders some, but not all, of such shareholder’s Shares for repurchase as of a Repurchase Pricing Date will be required to maintain a minimum aggregate NAV of shares. The Fund reserves the right to reduce the amount to be repurchased from a shareholder as of a Repurchase Pricing Date so that the required minimum aggregate NAV of shares is maintained. Upon request by a shareholder, the Board may permit a shareholder to cancel a shareholder’s tender of Shares, if such cancellation is determined by the Board to be in the best interest of the Fund.

NOTE 6. LINE OF CREDIT

On May 9, 2018, the Fund entered into a $30 million line of credit (“LOC”) with ZB, N.A. dba Vectra Bank Colorado. The LOC included a provision to increase the amount to $50 million not to exceed 3% of assets under management. On May 8, 2019, the Fund’s line of credit with ZB, N.A. dba Vectra Bank Colorado expired and the Fund opened a new $50 million facility with a $20 million accordion feature. Borrowings, if any, under the Vectra arrangement bear interest at the one month LIBOR/Swap Rate plus 1.5% at the time of borrowing. In addition, the Fund incurs a Non-Utilization Fee equal to 0.375% on the portion of the LOC not being used. The Fund incurred Non-Utilization Fees equal to approximately $49,000 during the six months ended September 30, 2019. As collateral for the lines of credit, the Fund would grant Vectra a first position security interest in and lien on securities held by the Fund in the collateral account. As of September 30, 2019 the Fund had not utilized this line of credit.

NOTE 7. RESTRICTED SECURITIES

Restricted securities include securities that have not been registered under the Securities Act of 1933, as amended, and securities that are subject to restrictions on resale. The Fund may invest in restricted securities that are consistent with a Fund’s investment objective and investment strategies. Investments in restricted securities are valued at fair value as determined in good faith in accordance with procedures adopted by the Board. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term, and the difference could be material. Each of the following securities can suspend redemptions if its respective Board deems it in the best interest of its shareholders. None of these securities have suspended redemptions. This and other important information are described in the Fund’s Prospectus dated July 24, 2019.

As of September 30, 2019, the Fund invested in the following restricted securities:

Security (a)	Acquisition Date (b)	Shares/Par	Cost ($1,000s)	Value ($1,000s)	Unfunded Commitments ($1,000s)	% of Net Assets	Redemption Notice (c)

AMP Capital Diversified Infrastructure Trust	12/19/2017	—	$25,005	$24,307	$—	1.6%	(d)
AMP Capital Infrastructure Debt Fund III	9/18/2017	24,396,573	24,397	25,430	11,003	1.7%	(e)
Blackstone CQP Common Holdco LP	9/27/2018	50,000,000	51,352	51,352	—	3.5%	(f)
Blackstone Infrastructure Partners LP	3/31/2019	8,957	8,957	8,843	39,453	0.6%	(g)
BTG Pactual Open Ended Core US Timberland Fund LP (t)	9/18/2017	136,065	140,000	157,412	—	10.6%	(h)
Ceres Farmland Holdings LP	11/6/2017	—	100,000	105,834	—	7.2%	(i)
Frija LP	12/18/2017	98,874,367	101,162	101,162	—	6.9%	(f)
Global Dividend Infrastructure Fund	9/18/2017	24,112,380	40,000	38,662	—	2.6%	(j)
Hancock Timberland and Farmland Fund, LP	9/18/2017	21,634	21,752	22,179	28,248	1.5%	(k)
Harrison Street Social Infrastructure Fund LP (t)	7/2/2018	115,770	117,111	124,398	32,889	8.4%	(l)
IFM Global Infrastructure Fund (Offshore) LP	9/28/2018	—	25,000	27,277	25,000	1.8%	(m)
IFM US Infrastrucutre Debt Fund, LP	9/28/2018	—	10,016	9,831	5,000	0.7%	(n)
IIF Hedged LP	9/18/2017	60,903,438	56,899	58,439	—	4.0%	(o)
Jamestown Timberland Fund (t)	7/2/2018	34,599	34,681	35,562	31,319	2.4%	(p)

VERSUS CAPITAL REAL ASSETS FUND LLC

Notes to Financial Statements

September 30, 2019 (Unaudited) (continued)

Security (a)	Acquisition Date (b)	Shares/Par	Cost ($1,000s)	Value ($1,000s)	Unfunded Commitments ($1,000s)	% of Net Assets	Redemption Notice (c)
RMS Evergreen Forestland Fund LP	9/18/2017	80,000,000	$80,000	$81,111	$—	5.5%	(q)
UBS AgriVest Farmland Fund, Inc.	7/1/2019	5,054	10,000	10,063	—	0.7%	—
US Core Farmland Fund LP (t)	9/18/2017	67,076	75,000	80,998	—	5.5%	(r)
Versus Capital Real Assets Sub-REIT II LLC	7/25/2019	—	1,250	1,331	—	0.1%	(s)
Versus Capital Real Assets Sub-REIT LLC	9/29/2017	—	30,952	32,412	—	2.2%	(s)

Total			953,534	996,603	172,912	67.5%

(a)

The securities include Investment Funds, debt securities, and wholly-owned REIT subsidiaries (sub-REIT). The Investment Funds are organized to serve as a collective investment vehicle through which eligible investors may invest in a professionally managed real asset portfolio of equity and debt investments consisting of timberland, infrastructure, agriculture and farmland. The principal investment objective of the Investment Funds is to generate attractive, predictable investment returns from a target portfolio of low-risk equity investments in income-producing real assets while maximizing the total return to shareholders through cash dividends and appreciation in the value of shares. The Fund’s debt securities are private loans made to the owners of infrastructure related assets. The principal investment objective of the debt securities is to generate a stable income stream of attractive and consistent cash distributions. The Fund has invested in wholly-owned and controlled subsidiaries that make direct investments and co-investments into timberland and agriculture/farmland assets. The principal objective of the sub-REIT is to generate attractive, predictable investment returns from a target portfolio of equity investments in primarily income-producing timberland and agriculture/farmland assets while maximizing the total return to shareholders through cash dividends and appreciation in the value of the assets.

(b)	Represents initial acquisition date as shares are purchased at various dates through the current period.
(c)	The restricted securities provide for redemption subject to certain lock-up and notice periods listed.
(d)	The fund does not have formal redemption notice or lockup periods and generally attempts to pay within 12 months of receiving the redemption request.
(e)	Closed-end fund which terminates February 12, 2026 subject to two additional one year extensions at the discretion of the fund’s manager. The fund does not provide for interim redemptions.
(f)	These are private debt investments.
(g)

Following the later of: (I) the three-year anniversary of each date on which a Limited Partner acquires Units; and (ii) the six-year anniversary of the date of the Initial Closing; a Limited Partner may request redemptions quarterly upon 90 days written notice.

(h)	Two-year lock-up; redemptions are provided quarterly with 90 days prior written notice.
(i)

Two-year lock-up for the initial capital contribution and then each subsequent contribution is subject to a lock up of the later of i.) the initial capital contribution date ii.) one-year from such contribution. The notice period for redemption is annually and must be submitted by September 30th in any given year.

(j)

Shares are subject to an initial lockup period of three-years from date of acquisition. Notification period of six months is required with redemption dates falling on March 31st and September 30th of each year.

(k)	Shares are subject to an initial lockup period of three-years from date of acquisition. The notice period for redemption is annually and must be submitted by April 30th in any given year.
(l)

Shares are subject to an initial lockup period of four-years; notification of at least 90 days prior to the last calendar day of the applicable calendar quarter for which the redemption request is to be effective.

(m)	Initiating the redemption process requires a written notification 45 days prior quarter end.
(n)	Shares are subject to an initial lockup period of one-year; with 60 day written notice.
(o)

There are two redemption election periods per year which occur from May 15th to June 30th and from November 15th to December 31st. As of September 30, 2019 the Fund has submitted a $15 million redemption notice which is subject to a redemption queue. The Investment Manager expects to meet this redemption request by the end of 2019.

(p)

Shares are subject to an initial lockup period of four years from the date of acquisition. A redemption request is first effective as of the last day of the first full calendar quarter after the quarter in which the investor delivers the redemption notice.

(q)	Shares are subject to an initial lockup period of three-years from date of acquisition. Investment redemption requests will be processed on a semi-annual basis on June 30 and December 31 of each year.
(r)

Shares are subject to an initial lockup period of three-years from date of acquisition. A redemption request is effective as of the last day of the first full calendar quarter after the quarter in which the investor delivers the redemption notice.

(s)	The security is a wholly-owned REIT subsidiary of the Fund and has no redemption provisions.
(t)	The Fund owns a non-voting majority interest in this private investment fund.

VERSUS CAPITAL REAL ASSETS FUND LLC

Notes to Financial Statements

September 30, 2019 (Unaudited) (continued)

NOTE 8. AFFILIATED ISSUER

The following table list each issuer owned by the Fund that may be deemed an “affiliated company” under the 1940 Act, as well as transactions that occurred in the security of such issuer during the six months ended September 30, 2019:

Affiliated Investment	Value at 03/31/19	Purchases	Distributions	Sales	Realized Gain/Loss	Change in App/Dep	Value at 09/30/19	Shares Held at 09/30/19

BTG Pactual Open Ended Core US Timberland Fund LP	$150,512,493	$—	$3,294,382	$—	$—	$6,899,862	$157,412,355	136,065
Harrison Street Social Infrastructure Fund	63,266,934	54,444,357	—	—	—	6,686,805	124,398,096	115,770
Jamestown Timberland Fund	24,847,717	10,000,000	—	—	—	714,167	35,561,884	34,599
RMS Evergreen US Forestland Fund LP	81,742,560	—	926,057	—	—	(631,360)	81,111,200	80,000,000
US Core Farmland Fund LP	80,718,940	—	1,022,849	—	—	278,803	80,997,743	67,076
Versus Capital Real Assets Sub-REIT LLC	15,836,839	16,352,000	—	—	—	222,771	32,411,610	30,952,000
Versus Capital Real Assets Sub-REIT LLC II	—	1,250,000	—	—	—	81,554	1,331,554	1,250,000

Total	$416,925,483	$82,046,357	$5,243,288	$—	$—	$14,252,602	$513,224,442

NOTE 9. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there are no additional subsequent events to report.

VERSUS CAPITAL REAL ASSETS FUND

Additional Information (Unaudited)

SECURITY PROXY VOTING

The Fund’s policy is to vote its proxies in accordance with the recommendations of management. A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling (866) 280-1952 and on the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Port, which has replaced Form N-Q, within 60 days after the end of the period. Copies of the Fund’s Forms N-PORT will be available without a charge, upon request, by contacting the Fund at (866) 459-2772 and on the SEC’s website at http://www.sec.gov.

DIVIDEND REINVESTMENT PLAN

All distributions paid by the Fund will be reinvested in additional Shares of the Fund unless a shareholder “opts out” (elects not to reinvest in Shares), pursuant to the Fund’s Dividend Reinvestment Policy. A shareholder may elect initially not to reinvest by indicating that choice on a shareholder certification. Thereafter, a shareholder is free to change his, her or its election on a quarterly basis by contacting BNY Mellon (or, alternatively, by contacting the Selling Agent that sold such shareholder his, her or its Shares, who will inform the Fund). Shares purchased by reinvestment will be issued at their NAV on the ex-dividend date. There is no sales load or other charge for reinvestment. The Fund reserves the right to suspend or limit at any time the ability of shareholders to reinvest distributions. The automatic reinvestment of dividends and capital gain distributions does not relieve participants of any U.S. federal income tax that may be payable (or required to be withheld) on such distributions.

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND INVESTMENT SUB-ADVISORY AGREEMENTS

At a meeting held on June 12, 2019, the Board of Directors (the “Board”) of the Fund, including a majority of the Directors who are not “interested persons” (the “Independent Directors”), as such term is defined by the 1940 Act, approved the continuation of the following investment advisory agreements: the Investment Management Agreement between the Fund and Versus Capital Advisors LLC (the “Adviser”) (the “Management Agreement”), (2) the Investment Sub-Advisory Agreement between the Adviser and Brookfield Investment Management Inc. (now Brookfield Public Securities Group LLC, “Brookfield” or “Sub-Adviser”) and (3) the Investment Sub-Advisory Agreement between the Adviser and Lazard Asset Management LLC (“Lazard” or “Sub-Adviser”). (The Investment Sub-Advisory Agreements each are referred to as a “Sub-Advisory Agreement” and together with the Management Agreement are referred to as the “Agreements.”) In preparation for that meeting, the Independent Directors met on June 7, 2019, with the assistance of their independent legal counsel, to review and evaluate the materials provided by the Adviser and Sub-Advisers in response to a request for information on behalf of the Independent Directors (the “Responses”), along with a memorandum from their independent legal counsel. At the June 12, 2019 Board Investment Committee meeting, the Directors reviewed the Responses and received a presentation from the Adviser, including responses to supplemental questions that were provided to the Adviser by independent legal counsel on behalf of the Independent Directors. The Independent Directors further discussed continuation of the Agreements in an executive session with independent legal counsel during the June Board meeting.

In considering the Management Agreement, the Board noted that as a technical matter, because the Management Agreement initially had been executed as of April 6, 2017, the agreement was considered for continuation, and was renewed, at the Board’s March 1, 2019 meeting. However, in order to place the Management Agreement on the same annual contract renewal cycle as the other Agreements, it was reviewed again at the June 2019 Board meeting.

Management Agreement

Matters considered by the Board in connection with its approval of the Management Agreement included the following:

The nature, extent and quality of the services the Adviser provides under the Management Agreement: The Board reviewed and considered information regarding the nature, extent and quality of the services provided to the Fund by the Adviser, including the Adviser’s presentation about its operations and capabilities, including business continuity and information security, the Adviser’s Form ADV, the Management Agreement and other materials provided by the Adviser relating to the Management Agreement. The Board also noted information received at regular meetings throughout the year related to the services provided. The Board considered the investment strategy employed by the Adviser for investing in real assets, including infrastructure, farmland/agriculture and timberland, and reviewed the Fund’s investment allocations. Additionally, the Board considered the Adviser’s description of the investment decision-making process for the Fund, including the multi-step process for the selection of sub-advisers to manage portions of the Fund and the multi-step process for the selection of institutional funds or other direct investments for the Fund. The Board also considered the process for on-going monitoring of sub-advisers and institutional funds, including the review of performance, a review to ensure that investments are consistent with the Fund’s investment objective, compliance updates and due diligence visits. In addition to the portfolio construction and investment management services outlined above, the Board reviewed the additional services provided by the Adviser, including, but not limited to, compliance services, certain administrative services, and distribution, marketing and shareholder services. The Board reviewed and considered the qualifications, backgrounds and responsibilities of the professional personnel of the Adviser performing services for the Fund. The Board also considered the financial strength of the Adviser and its ability to fulfill its contractual obligations as well as the risks assumed by the Adviser in managing the Fund. The Board received financial statements from the Adviser and noted a recent minority investment in the Adviser by an outside party. The Board considered the additional resources added and steps taken by the Adviser to enhance the compliance program and other functions. The Board concluded that the Adviser was qualified to perform the services needed to successfully implement the Fund’s unique investment strategy.

VERSUS CAPITAL REAL ASSETS FUND

Additional Information (Unaudited)

Performance: The Board received and reviewed performance information for the Fund. The Board considered the Adviser’s success in structuring a portfolio with broad exposure to real assets that met the target range of private/public investment allocation. The Board considered the returns of the Fund and the various segments of the portfolio for the one-year and since inception periods (ended March 31, 2019) and compared the Fund’s return and standard deviation to the S&P Real Assets Index. The Board also considered the income distributions from the Fund. Given the unique investment strategy and construction of the Fund, the Adviser represented that there currently was no investment peer group with similarly constructed investments to use for performance comparisons. The Board also reviewed the measures used by the Adviser for evaluating the performance of the Sub-Advisers. Based on the information provided, the Board concluded that the Adviser was meeting the Fund’s investment objective and had delivered an acceptable level of investment returns to shareholders.

A comparison of fees with those paid by similar investment companies: The Board reviewed and considered the contractual advisory fee paid to the Adviser by the Fund in light of the nature, extent and quality of the investment advisory services provided by the Adviser. As a part of this review, the Board noted that the Adviser pays out of its own fee the sub-advisory and consulting fees and reviewed and considered the fee retained by the Adviser after the payment of these fees. The Board also reviewed a breakdown of other Fund expenses. The Board considered the advisory fee and the total expense ratio of the Fund in comparison to a group of closed-end interval funds (the “Peer Group”) provided by the Adviser. The Adviser explained that the Peer Group, which was a listing of relevant closed-end interval funds that invest in alternative investments and are included in the Morningstar Direct Database (with the addition of two interval funds that do not report to Morningstar), had diverse investment objectives and strategies that did not track those of the Fund. However, the Adviser stated that as there were no comparable funds based on investment strategy, the Peer Group served as a measure of alternative investments available to shareholders. The Board was also advised that the Adviser had no other client with a comparable investment strategy. The Board reviewed the advisory fee and total expense ratio of the funds in the Peer Group as well as summary statistics for the Peer Group and compared the advisory fee and total expense ratio of the Fund to those of the Peer Group. The Board considered that the Fund’s advisory fee and total expense ratio were each below the average and median of the Peer Group. In light of these factors, the Board concluded that the advisory fee was reasonable.

The Adviser’s costs and profitability: The Board considered the profitability of the Adviser and whether such profits were reasonable in light of the services provided to the Fund. As a part of this consideration the Board reviewed the Adviser’s 2017 audited financial statements along with unaudited financial statements for 2018 and first quarter 2019. The Board reviewed information provided by the Adviser regarding profitability from the fund complex. The Adviser reviewed its methodology for computing the information provided. The Board also considered the increase in overhead detailed by the Adviser as a result of additions of investment, compliance and other resources during the past year and the future intention to add more resources. The Board noted that the Fund was a specialized product that required appropriate expertise. The Board concluded that based upon these factors, the Adviser’s profits were not unreasonable.

Indirect benefits of providing advisory services: The Board was informed that the Adviser does not receive any indirect benefits from the Fund.

The extent to which economies of scale are shared with shareholders: The Adviser represented that the advisory fee structure for the Fund had been set to price the Fund at scale at the time of its launch, which would give the Fund the benefits of scale without waiting for asset growth. The Adviser also noted that an expense cap had been put in place by the Adviser for the first year and that all of the organizational and offering expenses had been paid by the Adviser to limit the Fund’s costs during the first year of operations. The Board also considered the level of the current assets in the Fund as well as additional investments being made by the Adviser into resources to support the services provided to the Fund. The Board concluded that the lack of advisory fee breakpoints was appropriate at this time and any economies of scale were appropriately reflected in the advisory fee paid by the Fund.

Conclusion: The Board, having requested and received such information from the Adviser as it believed reasonably necessary to evaluate the terms of the Management Agreement, determined that the continuation of the Management Agreement for an additional one-year term was in the best interests of the Fund and its shareholders. In considering the Management Agreement, the Board did not identify any one factor as decisive, but rather considered these factors collectively in light of surrounding circumstances. Further, each Director may have afforded a different weight to different factors.

Sub-Advisory Agreements

Matters considered by the Board in connection with its approval of the Sub-Advisory Agreements included the following:

The nature, extent and quality of the services provided under each Sub-Advisory Agreement: As to each Sub-Adviser, the Board considered the reputation, qualifications and background of the Sub-Adviser, the investment approach of the Sub-Adviser, the experience and skills of investment personnel responsible for the day-to-day management of the Fund and the resources made available to such personnel. The Independent Board Members also considered the Sub-Advisers’ financial strength, business continuity and information security, compliance with investment policies and general legal compliance. Based upon all relevant factors, the Independent Board Members concluded that the nature, extent and quality of the services provided by the Sub-Advisers were satisfactory.

Investment Performance. As to each Sub-Adviser, the Adviser had advised the Board that the investment services delivered to the Fund were reasonable. For Brookfield, performance information was reviewed for the period from October 1, 2017 (first full month after inception of services) through March 31, 2019. For Lazard, performance information was reviewed for the period from December 31, 2018 (inception of services) through March 31, 2019. Based upon the performance attribution information provided and the Adviser’s evaluation, the Board concluded that the services of each Sub-Adviser were reasonable.

Fees, Economies of Scale, Profitability and Other Benefits to Sub-Advisers. For each Sub-Adviser, the Board considered the sub-advisory fee rates, noting that the Adviser compensates each Sub-Adviser from its own advisory fee, so that shareholders pay only the advisory fee. In addition, in evaluating

VERSUS CAPITAL REAL ASSETS FUND

Additional Information (Unaudited)

the sub-advisory fee rates, the Board considered that the sub-advisory fee rate was negotiated at arm’s length between the Adviser and the Sub-Adviser. For each Sub-Adviser, the Board received information regarding fees charged to other clients of the Sub-Adviser with similarly managed portfolios.

The Board considered whether there are economies of scale with respect to the sub-advisory services provided by each Sub-Adviser and whether they were appropriately shared, noting the breakpoints in the fee schedules.

The Board considered profitability to each Sub-Adviser. For Brookfield, the Board reviewed the financial statements of the Sub-Adviser and considered the amount of fees paid to the Sub-Adviser under the agreement. For Lazard, the Board reviewed profitability information provided by the Sub-Adviser. Based upon its review, the Board concluded that the profitability of each Sub-Advisory Agreement was not unreasonable.

The Board also considered the character and amount of other incidental benefits received by each Sub-Adviser when evaluating the sub-advisory fees. The Board considered as a part of this analysis each Sub-Adviser’s brokerage practices and soft dollar practices. The Board concluded that taking into account the incidental benefits received by each Sub-Adviser and the other factors considered, the sub-advisory fees were reasonable.

Conclusion. The Board, having requested and received such information from the Sub-Advisers as it believed reasonably necessary to evaluate the terms of each Sub-Advisory Agreement, determined that the continuation of each Sub-Advisory Agreement for an additional one-year term was in the best interests of the Fund and its shareholders. In considering each Sub-Advisory Agreement, the Board did not identify any one factor as decisive, but rather considered these factors collectively in light of surrounding circumstances. Further, each Director may have afforded a different weight to different factors.

Conclusion

The Board, having reviewed each of the Agreements, determined that each Agreement should be renewed because each continues to enable the Fund’s investors to obtain high quality services at a cost that is appropriate, reasonable and in the interests of investors.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

(a) Not Applicable

(b) There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant’s most recently filed annual report on Form N-CSR.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Versus Capital Real Assets Fund LLC

By (Signature and Title)* /s/ Mark D. Quam
Mark D. Quam, Chief Executive Officer
(principal executive officer)

Date December 2, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Mark D. Quam
Mark D. Quam, Chief Executive Officer
(principal executive officer)

Date December 2, 2019

By (Signature and Title)* /s/ Brian Petersen
Brian Petersen, Chief Financial Officer
(principal financial officer)

Date December 2, 2019

* Print the name and title of each signing officer under his or her signature.